COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 11. COMMITMENTS AND CONTINGENCIES

Operating Leases

In addition to the operating lease listed in Note 9, the Company leases its corporate offices under a month-to-month agreement and leases laboratory and additional office space under an operating lease that is renewable annually by written notice by the Company and will require renewal in September 2024. Rent expense for office and lab space amounted to approximately $60,000 and $53,000 for the six months ended June 30, 2024 and 2023, respectively, and $31,000 and $26,000 for the three months ended June 30, 2024, and 2023, respectively.

Legal Matters

From time to time, the Company is involved in various disputes and litigation matters that arise in the ordinary course of business. To date, the Company has no material pending legal proceedings.

Note 10. COMMITMENTS AND CONTINGENCIES

Operating Leases

In addition to the operating lease listed in Note 9, the Company leases its corporate offices under a month-to-month agreement and leases its laboratory and additional office space under an operating lease that is renewable annually by written notice by the Company and will require renewal in February 2024. Rent expense for office and lab space amounted to $112,124 and $65,043 for the years ended December 31, 2023, and 2022, respectively.

Legal Matters

From time to time, the Company is involved in various disputes and litigation matters that arise in the ordinary course of business. To date, the Company has no material pending legal proceedings.